Servicing (Tables)	12 Months Ended
Dec. 31, 2014
Contractors [Abstract]
Schedule of Servicing Assets at Fair Value

Following is a summary of mortgage servicing rights activity for the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012
Fair value at beginning of year	$1,398,396	$930,760	$727,240
Capitalized servicing rights – new
loan sales	134,324	312,751	444,646
Disposals (amortization based on
loan payments and payoffs)	(167,739)	(160,873)	(257,057)
Change in fair value	(147,050)	315,758	15,931
Fair value at end of year	$1,217,931	$1,398,396	$930,760